NOTE 8 - INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) (Annual Report [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Statutory rate	34.00%	34.00%
State income taxes, net of Federal tax benefit	5.50%	5.50%
Permanent differences		(35.30%)
Valuation allowance-deferred tax asset from NOL		(2.10%)
Effective rate	39.50%	(2.10%)